Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Exposure to Foreign Currency Risk	The Group’s exposure to foreign currency risk at the end of the reporting periods, expressed in RMB, was as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cash and cash equivalents	150,640	113,583

Summary of Aggregate Net Foreign Exchange (Losses)/Gains Recognized in Profit or Loss

The aggregate net foreign exchange (losses)/gains recognized in profit or loss were:

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net foreign exchange (losses)/gains included in other (losses)/gains—net	(6,772)	(3,309)	9,629

Summary of Financial Liabilities into Maturity Groupings Based on Remaining Period to Contractual Maturity Date

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As of December 31, 2021
		Between	Between	More
	Less Than	1 and	2 and	Than
	1 Year	2 Years	5 Years	5 Years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	81,195	—	—	—	81,195
Other payables	21,456	—	—	—	21,456
Lease liabilities	653	186	—	—	839
Total	103,304	186	—	—	103,490

	As of December 31, 2022
		Between	Between	More
	Less Than	1 and	2 and	Than
	1 Year	2 Years	5 Years	5 Years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	83,138	—	—	—	83,138
Other payables	9,426	—	—	—	9,426
Lease liabilities	1,570	1,412	237	—	3,219
Total	94,134	1,412	237	—	95,783

Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques

The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2022 by level of the inputs to valuation techniques used to measure fair value. As of December 31, 2021, the Group did not have any financial instruments measured at fair value. Such valuation inputs are categorized into three levels within a fair value hierarchy as follows:

(i)
Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)
Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)
Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Cash equivalents	127,926	—	—	127,926
Financial assets at fair value through other comprehensive income	283,238	293,756	—	576,994
Total assets	411,164	293,756	—	704,920